Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013 Defendant
Product Royalty Future Minimum Payment Due [Line Items]
Rent expense	$ 149,000
Patent infringement lawsuits	4
Venture Capital Fund [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Capital commitment outstanding	4,500,000
Production Facility [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Minimum annual rent	125,202
Amount of monthly installments of rent	10,433
Percentage of annual rental rate increase for each anniversary	3.00%
Leases Renewal option	3
Lease renewal term	5 years
Operating lease expiration	Jan. 31, 2018
Term of lease period	10 years
Corporate Headquarters [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Amount of monthly installments of rent	11,579
Percentage of annual rental rate increase for each anniversary	2.50%
Term of lease period	5 years
Initial annual rent	$ 138,952
Hartstein Employment Agreement [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Employment agreement entry date	Jul. 08, 2013
Payment period of base salary and discretionary bonus under Employment Agreement	4 months
Employment agreement effective date	Jul. 01, 2013
Employment termination notice period	90 days
Steinmetz Employment Agreement [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Employment agreement entry date	Jul. 08, 2013
Payment period of base salary and discretionary bonus under Employment Agreement	1 year
Employment agreement effective date	Jul. 01, 2013
Employment termination notice period	90 days